ACQUISITIONS - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2018 shares
Issuance of option for replacements	7,280
Issuance of warrants for replacement	42,888
Alabama Graphite [Member]
Issuance of common shares for replacements	232,504
Issuance of option for replacements	364,000
Issuance of warrants for replacement	2,144,378